Commitments	12 Months Ended
Dec. 31, 2023
Commitments
Commitments

28.Commitments

a)Purchase contracts

On December 31, 2023, the Company was a party to operating purchase contracts, measured at nominal value in accordance with the contracts:

Nature of supplier	1 year	2 - 3 years	4 - 5 years	Total
Carbon credits	1,017	2,034	1,610	4,661
Energy acquisition	72	59	33	164

b)Social projects

On December 31, 2023, the amounts incurred with social projects are as follows:

December 31, 2023
Microcredit For Female Entrepreneurs (Donations)	260
Zero Drought for Small Holder Farmers	251
Water For All	770
Zero Hunger Action	69
Being a Child Program	51
Others	30
1,431

●	Microcredit Program: The Company has established the program’s incentive, which is basically a donation, targeted for female entrepreneurs in the Jequitinhonha Valley region. Through this program, the Company encourages sustainable development by providing R$2,000 donation per qualifying individuals and providing mentorship programs.
●	Zero Drought for Small Holder Farmers Program: The Company announced during its participation at COP-27 in Egypt its “Zero Drought for Smallholder Farmers” program, a climate mitigation initiative of building 2,000 rainwater capture basins for smallholder family farmers in the municipalities of Itinga and Araçuaí in the Jequitinhonha Valley. The Company is delivering the structures to the municipalities as a donation, which are currently being built via third-party contractors under the supervision of Sigma Lithium’s ESG teams. The amount charged as expense in 2023 is $909, remaining $251 outstanding in current liabilities as of December 31, 2023. This program advances the goal of UN SDG #10 (Reduced Inequalities), UN SDG #15 (Life on Land) and UN SDG #13 (Climate Action).
●	Water For All Program: Additionally, the Company is committed to donate water tanks as a further climate mitigation initiative, aimed to increase water security for communities in the Jequitinhonha Valley. The Company is also committed to maintain water supply of the tanks by providing water trucks year-round, enhancing water security for the communities. The amount charged as expense in 2023 is $842, remaining $770 outstanding in current liabilities as of December 31, 2023. This program, which is now in progress, advances the goals of UN SDG #6 (Clean Water and Sanitation) and UN SDG #13 (Climate Action).
●	Zero Hunger Action: The Company donated food baskets in 2023, with an expense in the amount of $157, remaining $69 outstanding in current liabilities as of December 31, 2023.
●	Being a Child Program: During the second quarter of 2023, the Company committed to a series of initiatives to help promote sustainable development in the communities of Poço Dantas, Ponte do Piauí and Taquaral Seco. Additionally, the Company refurbished an outdoor sports court, which will help promote sports in the community. Finally, the Company is also implementing after-school programs in these facilities.